UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq. Schulte Roth & Zabel LLP 919 3rd Avenue, 24th Floor New York, NY 10122

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			September 30, 2012 Fair Value

	Investments in Securities – 104.56%
	Common Stock – 104.56%
	United States – 84.08%
	Applications Software – 6.50%
170,900	Imperva, Inc.*		$6,321,591
330,700	Intuit, Inc.	(a)	19,471,616
1,281,100	Red Hat, Inc.*	(a)	72,945,834

			98,739,041

	Commercial Services - Finance – 2.56%
402,900	FleetCor Technologies, Inc.*	(a)	18,049,920

	Computer Aided Design – 3.34%
214,215	ANSYS, Inc.*	(a)	15,723,381
1,355,000	Aspen Technology, Inc.*	(a)	35,026,750

			50,750,131

	Computer Data Security – 0.20%
216,359	Qualys, Inc.*		3,106,915

	Computer Software – 0.51%
390,140	Eloqua, Inc.*		7,705,265

	Computers – 7.81%
177,860	Apple, Inc.	(a)	118,678,864

	Computers - Integrated Systems – 0.81%
163,000	Teradata Corp.*		12,291,830

	Computers - Memory Devices – 5.22%
1,932,200	EMC Corp.*	(a)	52,691,094
612,721	SanDisk Corp.*		26,610,473

			79,301,567

	Consulting Services – 3.03%
966,575	Verisk Analytics, Inc., Class A*	(a)	46,018,636

	Consumer Products - Miscellaneous – 1.54%
992,686	Tumi Holdings, Inc.*		23,367,828

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	E-Commerce / Products – 4.79%
283,361	Amazon.com, Inc.*	(a)	$72,064,370
78,377	CafePress, Inc.*		714,014

			72,778,384

	Electronic Components - Semiconductors – 8.52%
393,400	Altera Corp.	(a)	13,369,699
884,437	Broadcom Corp., Class A*	(a)	30,583,832
182,961	Ceva, Inc.*		2,630,979
679,270	Lattice Semiconductor Corp.*		2,601,604
869,600	NVIDIA Corp.*		11,600,464
359,061	OmniVision Technologies, Inc.*	(a)	5,010,696
728,350	Silicon Image, Inc.*		3,343,127
1,803,400	Xilinx, Inc.	(a)	60,251,594

			129,391,995

	Electronic Design Automation – 5.76%
1,535,600	Cadence Design Systems, Inc.*	(a)	19,755,494
2,052,142	Synopsys, Inc.*	(a)	67,761,729

			87,517,223

	Enterprise Software / Services – 0.56%
380,630	QLIK Technologies, Inc.*		8,529,918

	Finance - Credit Card – 6.59%
1,208,200	Discover Financial Services	(a)	48,001,786
46,300	Mastercard, Inc., Class A	(a)	20,903,524
388,700	Visa, Inc., Class A	(a)	52,194,636

			121,099,946

	Food - Miscellaneous / Diversified – 0.50%
120,900	The Hain Celestial Group, Inc.*		7,616,700

	Food - Retail – 1.43%
222,600	Whole Foods Market, Inc.	(a)	21,681,240

	Internet Infrastructure Software – 2.89%
1,451,200	TIBCO Software, Inc.*	(a)	43,869,776

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Networking Products – 2.81%
2,240,500	Cisco Systems, Inc.	(a)	$42,771,145

	Retail - Apparel / Shoes – 1.62%
688,400	The Gap, Inc.	(a)	24,630,952

	Retail - Discount – 3.28%
351,700	Costco Wholesale Corp.	(a)	35,213,962
303,072	Dollar Tree, Inc.*	(a)	14,630,801

			49,844,763

	Retail - Gardening Products – 1.02%
156,900	Tractor Supply Co.		15,515,841

	Retail - Mail Order – 1.46%
504,812	Williams - Sonoma, Inc.		22,196,584

	Retail - Miscellaneous / Diversified – 0.21%
82,900	Five Below, Inc.*		3,239,732

	Retail - Restaurants – 4.00%
80,100	Chipotle Mexican Grill, Inc.*	(a)	25,434,954
206,700	Panera Bread Co., Class A*		35,322,963

			60,757,917

	Semiconductor Components - Integrated Circuits – 3.48%
1,151,200	Analog Devices, Inc.	(a)	45,115,528
245,600	Linear Technology Corp.		7,822,360

			52,937,888

	Semiconductor Equipment – 2.39%
2,552,800	Teradyne, Inc.*	(a)	36,300,816

	Transactional Software – 0.54%
293,100	VeriFone Systems, Inc.*		8,162,835

	Wireless Equipment – 0.71%
479,629	Aruba Networks, Inc.*	(a)	10,784,458

	Total United States (Cost $1,118,547,527)		$1,277,638,110

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2012 Fair Value

	Common Stock – (continued)
	Argentina – 0.67%
	Retail - Restaurants – 0.67%
656,267	Arcos Dorados Holdings, Inc., Class A		$10,126,200

	Total Argentina (Cost $13,187,839)		$10,126,200

	China – 8.09%
	Computer Services – 0.21%
418,900	VanceInfo Technologies, Inc. - Sponsored ADR*		3,288,365

	E-Commerce / Products – 0.30%
956,030	E-Commerce China Dangdang, Inc. - Sponsored ADR*	(a)	4,512,462

	Internet Application Software – 2.13%
948,700	Tencent Holdings, Ltd.		32,327,889

	Internet Content - Entertainment – 0.85%
230,761	NetEase, Inc. - Sponsored ADR*		12,954,922

	Real Estate Operations / Development – 0.69%
6,783,711	Longfor Properties Co., Ltd.		10,499,394

	Retail - Hypermarkets – 0.63%
7,654,500	Sun Art Retail Group, Ltd.		9,527,079

	Retail - Regional Department Stores – 1.09%
8,454,303	Golden Eagle Retail Group, Ltd.		16,596,179

	Web Portals / ISP – 2.19%
284,755	Baidu, Inc. - Sponsored ADR*	(a)	33,265,079

	Total China (Cost $125,302,190)		$122,971,369

	Hong Kong – 7.70%
	Advertising Sales – 1.68%
1,091,900	Focus Media Holdings, Ltd. - Sponsored ADR	(a)	25,550,460

	Agricultural Operations – 0.45%
1,803,858	Le Gaga Holdings, Ltd. - Sponsored ADR*		6,854,660

	Alternative Waste Technology – 1.48%
42,662,633	China Everbright International, Ltd.		22,560,418

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Casino Hotels – 2.64%
11,952,000	Galaxy Entertainment Group, Ltd.*	$40,080,172

	Retail - Apparel / Shoes – 1.06%
24,021,637	Trinity, Ltd.	16,110,966

	Retail - Jewelry – 0.39%
2,367,000	Chow Sang Sang Holdings International, Ltd.	5,892,115

	Total Hong Kong (Cost $106,312,899)	$117,048,791

	Israel – 1.62%
	Applications Software – 1.31%
413,800	Check Point Software Technologies, Ltd.*	19,928,608

	Consumer Products - Miscellaneous – 0.31%
120,000	SodaStream International, Ltd.*	4,700,400

	Total Israel (Cost $25,638,291)	$24,629,008

	Singapore – 2.40%
	Electronic Components - Semiconductors – 2.02%
880,261	Avago Technologies, Ltd.	30,690,300

	Real Estate Operations / Development – 0.38%
2,805,000	Global Logistic Properties, Ltd.	5,739,421

	Total Singapore (Cost $34,282,264)	$36,429,721

	Total Common Stock (Cost $1,423,271,010)	$1,588,843,199

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Total Investments (Cost $1,423,271,010) – 104.56%	$1,588,843,199

Other Liabilities, In Excess of Assets – (4.56%)**	(69,230,378)

Net Assets – 100.00%	$1,519,612,821

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**

Includes $247,646,805 invested in a BNY Mellon Money Market Account, which is 16.30% of net assets and foreign currency with a U.S. Dollar value $18,074,757 held in BNY Mellon Money Market Accounts, which are 1.19% of net assets.

At December 31, 2011, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,336,558,702 and $538,495,154, respectively.

For Federal income tax purposes, at December 31, 2011, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $33,028,932, consisting of $164,753,189 gross unrealized gain and $131,724,257 gross unrealized loss.

ADR	American Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares			September 30, 2012 Fair Value

	Securities Sold, Not Yet Purchased – 41.52%
	Common Stock – 41.52%
	United States – 19.85%
	Airlines – 0.57%
447,400	United Continental Holdings, Inc.		$8,724,300

	Beverages Non - Alcoholic – 1.16%
466,800	The Coca-Cola Co.		17,705,724

	Building - Mobile Home / Manufactured Housing – 0.39%
165,100	Thor Industries, Inc.		5,996,432

	Casino Hotels – 0.51%
176,300	Ameristar Casinos, Inc.		3,138,140
657,900	Boyd Gaming Corp.		4,644,774

			7,782,914

	Coffee – 0.25%
162,600	Green Mountain Coffee Roasters, Inc.		3,861,750

	Commercial Services - Finance – 1.00%
363,470	H&R Block, Inc.		6,298,935
485,100	The Western Union Co.		8,838,522

			15,137,457

	Computer Services – 0.29%
134,900	j2 Global, Inc.		4,427,418

	Computers – 0.50%
447,200	Hewlett-Packard Co.	(a)	7,629,232

	Cruise Lines – 1.33%
330,700	Carnival Corp.		12,050,708
268,800	Royal Caribbean Cruises, Ltd.		8,120,448

			20,171,156

	E-Commerce / Services – 0.29%
937,400	Groupon, Inc.		4,462,024

	E-Marketing / Information – 0.12%
209,700	Quinstreet, Inc.		1,759,383

	Electronic Components - Semiconductors – 2.65%
636,600	Cree, Inc.		16,252,398
290,900	Diodes, Inc.		4,948,209

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors (continued)
742,600	Freescale Semiconductor, Ltd.	$7,062,126
89,400	Intersil Corp., Class A	782,250
406,200	Texas Instruments, Inc.	11,190,810

		40,235,793

	Food - Retail – 1.70%
954,800	Safeway, Inc.	15,362,732
738,400	SUPERVALU, Inc.	1,779,544
369,100	The Kroger Co.	8,688,614

		25,830,890

	Gambling (Non-Hotel) – 0.17%
206,000	Pinnacle Entertainment, Inc.	2,523,500

	Human Resources – 0.88%
625,900	Monster Worldwide, Inc.	4,587,847
329,300	Robert Half International, Inc.	8,769,259

		13,357,106

	Internet Content - Information / Network – 0.26%
478,380	Dice Holdings, Inc.	4,027,959

	Networking Products – 0.87%
230,600	LogMeIn, Inc.	5,172,358
808,500	Polycom, Inc.	7,979,895

		13,152,253

	Office Automation & Equipment – 0.28%
581,700	Xerox Corp.	4,269,678

	Printing - Commercial – 0.45%
280,000	Valassis Communications, Inc.	6,913,200

	Racetracks – 0.40%
141,000	Penn National Gaming, Inc.	6,077,100

	Recreational Centers – 0.39%
128,000	Life Time Fitness, Inc.	5,854,720

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Rental Auto / Equipment – 0.36%
157,200	Rent-A-Center, Inc.	$5,514,576

	Retail - Apparel / Shoes – 0.53%
74,362	Jos. A. Bank Clothiers, Inc.	3,605,070
96,898	The Buckle, Inc.	4,402,076

		8,007,146

	Retail - Computer Equipment – 0.81%
583,200	GameStop Corp., Class A	12,247,200

	Semiconductor Equipment – 0.68%
142,670	Cabot Microelectronics Corp.	5,013,424
177,154	Veeco Instruments, Inc.	5,318,163

		10,331,587

	Telecommunication Equipment – 1.06%
456,011	Plantronics, Inc.	16,110,869

	Telecommunication Equipment Fiber Optics – 1.95%
2,248,900	Corning, Inc.	29,573,035

	Total United States (Proceeds $311,715,794)	$301,684,402

	Canada – 0.78%
	Auction House / Art Dealer – 0.34%
267,600	Ritchie Bros Auctioneers, Inc.	5,145,948

	Enterprise Software / Services – 0.44%
120,800	Open Text Corp.	6,660,912

	Total Canada (Proceeds $10,558,515)	$11,806,860

	China – 6.17%
	Airlines – 0.09%
3,196,000	China Southern Airlines Co., Ltd., Class H	1,405,649

	Commercial Banks - Non U.S. – 0.82%
8,287,000	Agricultural Bank of China, Ltd., Class H	3,227,899
19,453,000	China Citic Bank Corp., Ltd., Class H	9,233,153

		12,461,052

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	China – (continued)
	Computers – 0.52%
9,554,000	Lenovo Group, Ltd.	$7,911,082

	Electric - Generation – 0.59%
11,664,482	Datang International Power Generation Co., Ltd., Class H	3,926,644
6,552,000	Huaneng Power International, Inc., Class H	4,985,877

		8,912,521

	Food - Miscellaneous / Diversified – 0.25%
5,293,000	China Yurun Food Group, Ltd.	3,795,704

	Hotels & Motels – 0.48%
295,391	Home Inns & Hotels Management, Inc. - Sponsored ADR	7,325,697

	Machinery - Construction & Mining – 0.69%
16,656,000	Lonking Holdings, Ltd.	2,792,735
6,809,200	Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H	7,737,268

		10,530,003

	Metal - Aluminum – 0.19%
214,600	Aluminum Corp of China, Ltd. - Sponsored ADR	2,173,898
1,928,000	Aluminum Corp of China, Ltd., Class H	798,229

		2,972,127

	Metal Processors & Fabrication – 0.25%
9,732,000	China Zhongwang Holdings, Ltd.	3,740,537

	Real Estate Operations / Development – 0.78%
10,111,200	Guangzhou R&F Properties Co., Ltd., Class H	11,645,813
343,458	Sino-Ocean Land Holdings, Ltd.	194,470

		11,840,283

	Semiconductor Components - Integrated Circuits – 0.01%
77,100	Semiconductor Manufacturing International Corp. - Sponsored ADR	138,780

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	China – (continued)
	Steel - Producers – 0.23%
6,658,000	Angang Steel Co., Ltd., Class H	$3,434,942

	Telecommunication Equipment – 0.36%
3,400,000	ZTE Corp., Class H	5,455,254

	Web Portals / ISP – 0.91%
214,100	Sina Corp.	13,847,988

	Total China (Proceeds $116,554,971)	$93,771,619

	France – 1.25%
	Building & Construction Products - Miscellaneous – 1.25%
538,853	Compagnie De Saint-Gobain	18,949,636

	Total France (Proceeds $19,904,149)	$18,949,636

	Germany – 0.53%
	Power Conversion / Supply Equipment – 0.18%
77,371	SMA Solar Technology AG	2,708,932

	Semiconductor Equipment – 0.35%
398,919	Aixtron SE NA	5,324,567

	Total Germany (Proceeds $19,174,250)	$8,033,499

	Hong Kong – 3.68%
	Airlines – 0.13%
1,247,000	Cathay Pacific Airways, Ltd.	2,029,745

	Audio / Video Products – 0.04%
1,252,000	Skyworth Digital Holdings, Ltd.	594,248

	Cellular Telecommunications – 0.80%
143,900	China Mobile, Ltd. - Sponsored ADR	7,966,304
262,600	China Unicom Hong Kong, Ltd. - Sponsored ADR	4,283,006

		12,249,310

	Distribution / Wholesale – 1.30%
12,739,000	Li & Fung, Ltd.	19,749,470

	Electric - Integrated – 0.33%
584,500	CLP Holdings, Ltd.	4,968,045

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Finance - Other Services – 0.36%
366,969	Hong Kong Exchanges and Clearing, Ltd.	$5,547,185

	Paper & Related Products – 0.08%
2,304,000	Nine Dragons Paper Holdings, Ltd.	1,158,945

	Retail - Miscellaneous / Diversified – 0.64%
2,902,000	China Resources Enterprise, Ltd.	9,694,218

	Total Hong Kong (Proceeds $57,201,042)	$55,991,166

	India – 1.23%
	Computer Services – 1.23%
384,600	Infosys, Ltd. - Sponsored ADR	18,668,484

	Total India (Proceeds $17,741,184)	$18,668,484

	Japan – 5.03%
	Audio / Video Products – 1.56%
3,582,212	Panasonic Corp.	23,757,760

	Building Products - Air & Heating – 0.73%
426,800	Daikin Industries, Ltd.	11,097,491

	Chemicals - Diversified – 0.25%
1,478,000	Sumitomo Chemical Co., Ltd.	3,780,350

	Computers - Integrated Systems – 0.41%
1,646,000	Fujitsu, Ltd.	6,198,719

	Office Automation & Equipment – 0.87%
409,500	Canon, Inc.	13,131,942

	Photo Equipment & Supplies – 0.90%
816,400	FUJIFILM Holdings Corp.	13,725,092

	Printing - Commercial – 0.31%
679,600	Dai Nippon Printing Co., Ltd.	4,751,785

	Total Japan (Proceeds $88,906,688)	$76,443,139

	Singapore – 0.62%
	Airlines – 0.62%
1,081,000	Singapore Airlines, Ltd.	9,464,365

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		September 30, 2012 Fair Value

	Common Stock – (continued)
	Singapore– (continued)
	Total Singapore (Proceeds $9,997,478)	$9,464,365

	Switzerland – 0.67%
	Computers - Peripheral Equipment – 0.67%
1,111,052	Logitech International SA	$10,166,126

	Total Switzerland (Proceeds $15,739,661)	$10,166,126

	Taiwan – 1.71%
	Electronic Components - Miscellaneous – 0.33%
1,429,100	AU Optronics Corp. - Sponsored ADR	4,973,268

	Electronic Components - Semiconductors – 0.20%
209,900	Silicon Motion Technology Corp. - Sponsored ADR	3,102,322

	Semiconductor Components - Integrated Circuits – 1.18%
1,162,658	Advanced Semiconductor Engineering Inc., - Sponsored ADR	4,336,714
1,068,137	Siliconware Precision Industries Co. - Sponsored ADR	5,885,435
3,718,433	United Microelectronics Corp. - Sponsored ADR	7,622,788

		17,844,937

	Total Taiwan (Proceeds $29,842,118)	$25,920,527

	Total Securities Sold, Not Yet Purchased (Proceeds $697,335,850)	$630,899,823

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - 0.76%
	Total Return Swap Contracts - Long - 0.47%
	United States – 0.03%
	Semiconductor Components - Integrated Circuits - (0.02)%
$81,148,657	5/31/2013	QUALCOMM, Inc.	$(317,298)

Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals / ISP - 0.05%
140,062,809	5/31/2013	Google, Inc., Class A	791,385

Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total United States		$474,087

	Japan – 0.01%
	E-Commerce / Products - 0.00%
2,399,150	12/20/2012	MonotaRO Co., Ltd.	(39,728)

Agreement with Morgan Stanley, dated 09/12/2012 to receive the total return of the shares of MonotaRO Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	E-Commerce / Services - 0.01%
7,014,918	12/20/2012	Rakuten, Inc.	93,235

Agreement with Morgan Stanley, dated 04/14/2009 to receive the total return of the shares of Rakuten, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

2,398,758	12/20/2012	GMO internet, Inc.	(72,155)

Agreement with Morgan Stanley, dated 09/12/2012 to receive the total return of the shares of GMO internet, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Total Japan		$(18,648)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	South Korea – 0.43%
	Electronic Components - Semiconductors - 0.15%
$107,393,992	12/27/2013	Samsung Electronics Co., Ltd.	$2,123,059

Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

9,096,548	3/31/2014	Samsung Electronics Co., Ltd.	179,945

Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

			2,303,004

	Web Portals / ISP - 0.28%
43,878,324	3/31/2014	NHN Corp.	2,769,816

Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

24,671,955	12/27/2013	NHN Corp.	1,557,416

Agreement with Morgan Stanley, dated 08/01/2011 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

			4,327,232

	Total South Korea		$6,630,236

	Taiwan – 0.00%
	Retail - Restaurants - 0.00%
20,377,215	1/24/2013	Gourmet Master Co., Ltd.	22,806

Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

	Total Taiwan		$22,806

	Total Swap Contracts - Long		$7,108,481

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - 0.29%
	Japan - 0.07%
	Airlines - 0.00%
$3,766,768	12/20/2012	All Nippon Airways Co., Ltd.	$29,896

Agreement with Morgan Stanley, dated 04/5/2012 to deliver the total return of the shares of All Nippon Airways Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 20.00%.

	Audio / Video Products - 0.08%
5,886,966	12/20/2012	Pioneer Corp.	377,940

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Pioneer Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.09%.

12,171,136	12/20/2012	Sharp Corp.	787,326

Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Sharp Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

			1,165,266

	Building Products - Doors & Windows - (0.04%)
22,189,936	12/20/2012	Asahi Glass Co., Ltd.	(606,190)

Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of Asahi Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

8,673,281	12/20/2012	Nippon Sheet Glass Co., Ltd.	(22,367)

Agreement with Morgan Stanley, dated 02/7/2012 to deliver the total return of the shares of Nippon Sheet Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.55%.

			(628,557)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan - (continued)
	Capacitors - 0.01%
$11,110,718	12/20/2012	Taiyo Yuden Co., Ltd.	$155,589

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.98%.

	Chemicals - Diversified - (0.00%)
2,981,741	12/20/2012	Hitachi Chemical Co., Ltd.	(29,666)

Agreement with Morgan Stanley, dated 08/29/2011 to deliver the total return of the shares of Hitachi Chemical Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

4,092,825	12/20/2012	Kuraray Co., Ltd.	13,995

Agreement with Morgan Stanley, dated 06/18/2012 to deliver the total return of the shares of Kuraray Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(15,671)

	Electric Products - Miscellaneous - 0.01%
5,892,758	12/20/2012	Brother Industries, Ltd.	101,775

Agreement with Morgan Stanley, dated 03/6/2012 to deliver the total return of the shares of Brother Industries, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.44%.

599,251	12/20/2012	Funai Electric Co., Ltd.	(11,013)

Agreement with Morgan Stanley, dated 12/28/2010 to deliver the total return of the shares of Funai Electric Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.76%.

			90,762

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan - (continued)
	Electronic Components - Miscellaneous - (0.05%)
$3,872,998	12/20/2012	NEC Corp.	$(86,770)

Agreement with Morgan Stanley, dated 7/30/2012 to deliver the total return of the shares of NEC Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

16,346,782	12/20/2012	Nippon Electric Glass Co., Ltd.	(380,994)

Agreement with Morgan Stanley, dated 07/19/2011 to deliver the total return of the shares of Nippon Electric Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

13,787,573	12/20/2012	Toshiba Corp.	(278,437)

Agreement with Morgan Stanley, dated 08/18/2011 to deliver the total return of the shares of Toshiba Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(746,201)

	Electronic Components - Semiconductors - 0.02%
2,390,284	12/20/2012	Nippon Chemi-Con Corp.	109,819

Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

6,654,411	12/20/2012	Rohm Co., Ltd.	137,861

Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of Rohm Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			247,681

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan - (continued)
	Electronic Measurement Instruments - 0.07%
$19,367,914	12/20/2012	Advantest Corp.	$1,011,233

Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Office Automation & Equipment - (0.03%)
22,656,530	12/20/2012	Ricoh Co., Ltd.	(398,902)

Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.00%.

7,366,478	12/20/2012	Seiko Epson Corp.	63,905

Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Seiko Epson Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

			(334,997)

	Total Japan		$975,001

	South Korea – 0.01%
	Electric Products - Miscellaneous - 0.01%
3,779,004	12/27/2013	LG Electronics, Inc.	(11,425)

Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.91%.

9,906,954	3/31/2014	LG Innotek Co., Ltd.	168,832

Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.00%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	South Korea - (continued)
	Electric Products - Miscellaneous - (continued)
$890,354	12/27/2013	LG Innotek Co., Ltd.	$15,180

Agreement with Morgan Stanley, dated 5/02/2012 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.94%.

			172,587

	Electronic Components - Semiconductors - (0.00%)
13,017,435	3/31/2014	Hynix Semiconductor Inc.	(755)

Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductor Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.96%.

	Total South Korea		$171,832

	Spain - 0.02%
	Finance - Investment Banker / Broker - 0.02%
5,767,360	1/3/2014	Bolsas y Mercados Espanoles SA	232,651

Agreement with Morgan Stanley, dated 12/28/2011 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.75%.

564,955	3/29/2013	Bolsas y Mercados Espanoles SA	22,849

Agreement with Morgan Stanley, dated 10/05/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

			255,500

	Total Spain		$255,500

	Switzerland – 0.02%
	Retail-Jewelry - 0.02%
9,288,073	1/3/2014	The Swatch Group AG	362,927

Agreement with Morgan Stanley, dated 07/16/2012 to deliver the total return of the shares of The Swatch Group AG in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Total Switzerland		$362,927

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Tawian - 0.17%
	Airlines - (0.00%)
$1,559,016	1/24/2013	China Airlines, Ltd.	$(3,602)

Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of China Airlines, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.33%.

	Circuit Boards - 0.00%
543,811	1/24/2013	Unimicron Technology Corp.	7,996

Agreement with Morgan Stanley, dated 11/08/2011 to deliver the total return of the shares of Unimicron Technology Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

	Computers - 0.00%
4,681,121	1/24/2013	Asustek Computer, Inc.	(54,762)

Agreement with Morgan Stanley, dated 03/28/2011 to deliver the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.37%.

5,908,442	1/24/2013	Compal Electronics, Inc.	33,564

Agreement with Morgan Stanley, dated 03/29/2011 to deliver the total return of the shares of Compal Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.10%.

3,013,362	1/24/2013	Winstron Corp.	26,495

Agreement with Morgan Stanley, dated 04/25/2011 to deliver the total return of the shares of Winstron Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.39%.

			5,297

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Tawian - (continued)
	Computers - Peripheral Equipment - 0.02%
$3,705,543	1/24/2013	Chicony Electronics Co., Ltd.	$(45,262)

Agreement with Morgan Stanley, dated 04/20/2011 to deliver the total return of the shares of Chicony Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

5,288,642	1/24/2013	Chimei Innolux Corp.	332,587

Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Chimei Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.91%.

			287,325

	Electronic Components - Miscellaneous - 0.04%
2,970,133	1/24/2013	AU Optronics Corp.	191,646

Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.

847,261	1/24/2013	Pegatron Corp.	29,175

Agreement with Morgan Stanley, dated 06/26/2012 to deliver the total return of the shares of Pegatron Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.75%.

1,513,260	1/24/2013	Radiant Opto-Electronics Corp.	25,457

Agreement with Morgan Stanley, dated 07/12/2012 to deliver the total return of the shares of Radiant Opto-Electronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.75%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Tawian - (continued)
	Electronic Components - Miscellaneous - (continued)
$706,590	1/24/2013	Silitech Technology Corp.	$(7,771)

Agreement with Morgan Stanley, dated 10/17/2011 to deliver the total return of the shares of Silitech Technology Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.19%.

4,947,372	1/24/2013	TPK Holding Co., Ltd.	284,359

Agreement with Morgan Stanley, dated 09/28/2011 to deliver the total return of the shares of TPK Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 17.00%.

3,093,633	1/24/2013	Wintek Corp.	107,743

Agreement with Morgan Stanley, dated 09/14/2010 to deliver the total return of the shares of Wintek Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 11.14%.

			630,609

	Electronic Components - Semiconductors - 0.06%
2,479,817	1/24/2013	Epistar Corp.	58,483

Agreement with Morgan Stanley, dated 02/23/2010 to deliver the total return of the shares of Epistar Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 11.50%.

2,415,863	1/24/2013	Everlight Electronics Co., Ltd.	(7,823)

Agreement with Morgan Stanley, dated 08/11/2010 to deliver the total return of the shares of Everlight Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.40%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Tawian - (continued)
	Electronic Components - Semiconductors - (continued)
$18,620,374	1/24/2013	MediaTek, Inc.	$875,025

Agreement with Morgan Stanley, dated 01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 12.41%.

			925,685

	Electronic Parts Distribution - 0.00%
191,404	1/24/2013	G-Tech Optoelectronics Corp.	2,560

Agreement with Morgan Stanley, dated 05/24/2012 to receive the total return of the shares of G-Tech Optoelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

	Life / Health Insurance - 0.01%
5,882,654	1/24/2013	Cathay Financial Holding Co., Ltd.	117,792

Agreement with Morgan Stanley, dated 12/14/2011 to deliver the total return of the shares of Cathay Financial Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.25%.

	Metal Processors & Fabrication - (0.00%)
9,387,473	1/24/2013	Catcher Technology Co., Ltd.	(15,790)

Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 13.00%.

	Photo Equipment & Supplies - 0.02%
8,485,200	1/24/2013	Largan Precision Co., Ltd.	364,071

Agreement with Morgan Stanley, dated 08/10/2011 to deliver the total return of the shares of Largan Precision Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.50%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date		September 30, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Tawian - (continued)
	Semiconductor Components - Integrated Circuits - 0.02%
$9,706,153	1/24/2013	Powertech Technology, Inc.	$346,529

Agreement with Morgan Stanley, dated 11/09/2011 to deliver the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.76%.

1,524,335	1/24/2013	Realtek Semiconductor Corp.	(44,148)

Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.52%

			302,381

	Total Taiwan		$2,624,325

	Total Swap Contracts - Short		$4,389,584

Advantage Advisers Xanthus Fund, L.L.C.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments

Level 1 - Quoted Prices Common Stock	$1,588,843,199	$630,899,823	$—

Level 2 - Other Significant Observable Inputs
Total Return Swaps	—	—	11,498,065

Level 3 - Other Significant Unobservable Inputs	—	—	—

Total	$1,588,843,199	$630,899,823	$11,498,065

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	11/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	11/27/2012

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	11/26/2012

* Print the name and title of each signing officer under his or her signature.